Weighted-Average Actuarial Assumptions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Health care cost trend rate in 2014	7.50%
Ultimate health care cost trend rate in 2019 and thereafter	5.00%
Projected decrease in health care cost trend rate per year starting 2014	0.50%
Year the ultimate health care cost trend rate is expected to be reached	2019